SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Schedule of Changes in Stock Option Activity
	Number of options	Weighted-average exercise price	Weighted- average remaining contractual life (in months)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2024	137,666	3.130	33.07	-
Granted	897,750	2.885	-	-
Exercised	(16,666)	2.361	-	-
Forfeited and canceled	(43,000)	3.2	-	-

Outstanding as of December 31, 2024	975,750	2.915	67.58	512.61

Exercisable as of December 31, 2024	54,667	3.247	22.38	10.55

Schedule of Stock Options Outstanding
Number of options outstanding as of December 31, 2024	Exercise price	Weighted average remaining contractual life	Number of options exercisable as of December 31, 2024
		(In months)

897,750	2.89	71.41	-
8,000	3.07	1.18	8,000
70,000	3.28	26.02	46,667

975,750		67.58	54,667